Condensed financial information of the parent company (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
OTHER ASSETS
Deferred IPO costs	$ 861,698	$ 843,099
Total assets	12,225,959	11,822,593
CURRENT LIABILITIES
Other payables	840,656	695,788
Total liabilities	8,272,167	7,438,130
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*	$ 6	$ 6
Common Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	5,500,000	5,500,000
Ordinary shares, shares outstanding	5,500,000	5,500,000
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*
Preferred shares, par value	$ 0.000001	$ 0.000001
Preferred Stock, Shares Authorized	1,000,000,000	1,000,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Additional paid-in capital	$ 2,860,566	$ 2,860,566
Statutory reserves	186,225	186,225
Accumulative profits	1,150,922	1,519,737
Accumulated other comprehensive loss	(243,927)	(182,071)
Total shareholders’ equity	3,953,792	4,384,463	$ 3,547,404	$ 3,045,840
Total liabilities and shareholders’ equity	12,225,959	11,822,593
Parent Company [Member]
OTHER ASSETS
Investment in subsidiaries	3,386,474	3,609,253
Deferred IPO costs	861,698	843,099
Total assets	4,248,172	4,452,352
CURRENT LIABILITIES
Other payables	7,889	7,889
Due to related parties	286,491	60,000
Total liabilities	294,380	67,889
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*	$ 6	$ 6
Common Stock, Par or Stated Value Per Share	$ 0.000001	$ 0.000001
Common Stock, Shares Authorized	49,000,000,000	49,000,000,000
Ordinary shares, shares issued	5,500,000	5,500,000
Ordinary shares, shares outstanding	5,500,000	5,500,000
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*
Preferred shares, par value	$ 0.000001	$ 0.000001
Preferred Stock, Shares Authorized	1,000,000,000	1,000,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Additional paid-in capital	$ 2,860,566	$ 2,860,566
Statutory reserves	186,225	186,225
Accumulative profits	1,150,922	1,519,737
Accumulated other comprehensive loss	(243,927)	(182,071)
Total shareholders’ equity	3,953,792	4,384,463
Total liabilities and shareholders’ equity	$ 4,248,172	$ 4,452,352